Other operating expenses and income (Tables)	12 Months Ended
Jun. 30, 2019
Other operating expenses and income
Schedule of other operating expenses and income

	2019	2018	2017
for the year ended 30 June	Rm	Rm	Rm

Rentals	1 845	1 497	1 367
Insurance	514	432	511
Computer costs	2 155	2 042	1 991
Hired labour	786	838	878
Audit remuneration	97	88	89
Derivative losses/(gains) (including foreign exchange contracts)(1)	2 465	3 927	(635)
Professional fees	2 226	1 971	1 383
Enablement of digital and continuous improvement initiatives	454	409	17
Other	1 772	1 562	1 366
Changes in rehabilitation provisions	1 096	(804)	472
Other expenses(2)	9 880	6 724	6 981
Other operating income	(1 363)	(1 410)	(1 688)

	19 701	15 305	11 349

(1)

Relates mainly to the group’s hedging activities which includes a loss of R1,5 billion on the reclassification of the interest rate swap to profit and loss on termination of the hedge relationship, refer note 40.

(2)	Increase relates mainly to growth cost relating to the LCCP and high-density polyethyline (HDPE) plants that have reached beneficial operation.